International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income:
Other interest income	$ 1,869	$ 2,221	$ 607
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Income before federal income taxes and equity in undistributed net income of subsidiaries	191,227	200,980	220,730
Income tax (benefit) provision	(64,078)	(70,957)	(77,988)
Net income	127,149	130,023	142,742
Preferred stock dividends and discount accretion	13,280	13,126	12,984
Net income available to common shareholders	113,869	116,897	129,758
Parent Company
Income:
Dividends from subsidiaries	54,800	51,720	45,122
Interest income on notes receivable	19	5	6
Interest income on other investments	7,517	10,090	8,191
Other interest income	69	546	914
Other	41	(742)	7,225
Total income	62,446	61,619	61,458
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Other	6,543	3,408	1,751
Total expenses	17,616	15,609	14,286
Income before federal income taxes and equity in undistributed net income of subsidiaries	44,830	46,010	47,172
Income tax (benefit) provision	(3,513)	(2,090)	743
Income before equity in undistributed net income of subsidiaries	48,343	48,100	46,429
Equity in undistributed net income of subsidiaries	78,806	81,923	96,313
Net income	127,149	130,023	142,742
Preferred stock dividends and discount accretion	13,280	13,126	12,984
Net income available to common shareholders	$ 113,869	$ 116,897	$ 129,758